SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - 10K	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Pension and Post-Retirement Benefits [Abstract]
SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS
11. PENSION AND POST-RETIREMENT BENEFITS
The components of net periodic benefit (income) costs for the Company’s pension and the other post-retirement benefit plans for the second quarter of 2016 and 2015 are as follows:

	Pension Plans		Other Post-Retirement Benefit Plans
	Three Months Ended June 30,
	2016	2015	2016	2015
Net periodic benefit (income) costs:
Service cost	$0.2	$0.2	$—	$—
Interest cost	5.1	7.1	0.1	0.1
Expected return on plan assets	(7.8)	(10.2)	—	—
Amortization of actuarial loss	2.3	2.1	0.1	0.1
	(0.2)	(0.8)	0.2	0.2
Portion allocated to Revlon Holdings	(0.1)	(0.1)	—	—
	$(0.3)	$(0.9)	$0.2	$0.2
The components of net periodic benefit (income) costs for the Company's pension and the other post-retirement benefit plans for the first six months of 2016 and 2015 are as follows:

	Pension Plans		Other Post-Retirement Benefit Plans
	Six Months Ended June 30,
	2016	2015	2016	2015
Net periodic benefit (income) costs:
Service cost	$0.3	$0.4	$—	$—
Interest cost	10.3	14.3	0.2	0.2
Expected return on plan assets	(15.6)	(20.3)	—	—
Amortization of actuarial loss	4.4	4.1	0.1	0.1
	(0.6)	(1.5)	0.3	0.3
Portion allocated to Revlon Holdings	(0.1)	(0.1)	—	—
	$(0.7)	$(1.6)	$0.3	$0.3
In the three and six months ended June 30, 2016, the Company recognized net periodic benefit income of $0.1 million and $0.4 million, respectively, compared to net periodic benefit income of $0.7 million and $1.3 million in the three and six months ended June 30, 2015, primarily due to the lower expected return on plan assets, partially offset by lower interest cost as a result of the Company's adoption of the alternative approach to calculating the service and interest components of net periodic benefit cost for pension and other post-retirement benefits (the “full yield curve” approach) which was adopted by the Company at December 31, 2015.
Net periodic benefit costs (income) are reflected in the Company's Consolidated Financial Statements as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Net periodic benefit (income) costs:
Cost of sales	$(0.5)	$(1.0)	$(1.3)	$(2.0)
Selling, general and administrative expense	0.4	0.3	0.9	0.7
	$(0.1)	$(0.7)	$(0.4)	$(1.3)

The Company expects that it will have net periodic benefit income of approximately $1 million for its pension and other post-retirement benefit plans for all of 2016, compared with net periodic benefit cost of $18.8 million in 2015.
During the second quarter of 2016, $1.4 million and $0.3 million were contributed to the Company’s pension plans and other post-retirement benefit plans, respectively. During the first six months of 2016, $3.1 million and $0.5 million were contributed to the Company’s pension plans and other post-retirement benefit plans, respectively. During 2016, the Company expects to contribute approximately $10 million in the aggregate to its pension and other post-retirement benefit plans.
Relevant aspects of the qualified defined benefit pension plans, nonqualified pension plans and other post-retirement benefit plans sponsored by Products Corporation are disclosed in Note 14, "Savings Plan, Pension and Post-Retirement Benefits," to the Consolidated Financial Statements in the Company's 2015 Form 10-K.

14. SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS

Savings Plan:
The Company offers a qualified defined contribution plan for its U.S.-based employees, the Revlon Employees' Savings, Investment and Profit Sharing Plan (as amended, the "Savings Plan"), which allows eligible participants to contribute up to 25%, and highly compensated participants to contribute up to 6%, of eligible compensation through payroll deductions, subject to certain annual dollar limitations imposed by the Internal Revenue Service (the "IRS"). The Company matches employee contributions at fifty cents for each dollar contributed up to the first 6% of eligible compensation. The Company made cash matching contributions to the Savings Plan of $2.5 million during 2015 and $2.4 million during each of 2014 and 2013, respectively. The Company also offers a non-qualified defined contribution plan (the “Excess Savings Plan”) providing benefits for certain U.S. employees who are in excess of IRS limitations. These non-qualified defined contribution benefits are funded from the Company's general assets.
The Company’s qualified and non-qualified defined contribution savings plans for its U.S.-based employees contain a discretionary profit sharing component that enables the Company, should it elect to do so, to make discretionary profit sharing contributions. For 2015, the Company made discretionary profit sharing contributions to the Savings Plan and Excess Savings Plan of $4.8 million (of which $3.7 million was paid in 2015 and $1.1 million was paid in January 2016), or 3% of eligible compensation, which was credited on a quarterly basis. For 2014, the Company made discretionary profit sharing contributions to the Savings Plan and Excess Savings Plan of $4.0 million (of which $3.1 million was paid in 2014 and $0.9 million was paid in January 2015), or 3% of eligible compensation, which was credited on a quarterly basis. In 2013, the Company made discretionary profit sharing contributions to the Savings Plan and Excess Savings Plan of $4.1 million (of which $3.2 million was paid in 2013 and $0.9 million was paid in January 2014), or 3% of eligible compensation, which was credited on a quarterly basis.
Pension Benefits:
In 2009, Products Corporation’s U.S. qualified defined benefit pension plan (the Revlon Employees’ Retirement Plan, which covered a substantial portion of the Company's employees in the U.S.) and its non-qualified pension plan (the Revlon Pension Equalization Plan) were amended to cease future benefit accruals under such plans after December 31, 2009. No additional benefits have accrued since December 31, 2009, other than interest credits on participant account balances under the cash balance program of the Company’s U.S. pension plans. Also, service credits for vesting and early retirement eligibility will continue to accrue in accordance with the terms of the respective plans. In 2010, the Company amended its Canadian defined benefit pension plan (the Affiliated Revlon Companies Employment Plan) to reduce future benefit accruals under such plan after December 31, 2010. Additionally, while the Company closed its U.K. defined pension plan to new entrants in 2002, then-existing participants continue to accrue pension benefits.
Effective December 31, 2012, Products Corporation merged two of its U.S. qualified defined benefit pension plans; therefore, as of December 31, 2012, Products Corporation sponsors two U.S. qualified defined benefit pension plans. The Company also has non-qualified pension plans that provide benefits for certain U.S. and non-U.S. employees, and for U.S. employees in excess of IRS limitations in the U.S. and in certain limited cases contractual benefits for certain former officers of the Company. These non-qualified plans are funded from the Company's general assets.
In the fourth quarter of 2015, the Company offered certain former employees who had vested benefits in the Revlon Employees’ Retirement Plan the option of receiving the present value of the participant’s pension benefit in a one-time cash lump sum payment, an annuity form of benefit or the ability to maintain their deferred vested status in the pension plan. Based upon the participants' acceptance of that offer, $53.4 million was paid from the plan's assets in December 2015, with a corresponding decrease in the plan's benefit obligation. As a result of such program, the Company recorded a $20.7 million charge as a result of the pension lump sum settlement in the fourth quarter of 2015. This charge was included in cost of sales and SG&A expenses.
Other Post-retirement Benefits:
The Company previously sponsored an unfunded retiree benefit plan, which provides death benefits payable to beneficiaries of a very limited number of former employees. Participation in this plan was limited to participants enrolled as of December 31, 1993. The Company also administers an unfunded medical insurance plan on behalf of Revlon Holdings, certain costs of which have been apportioned to Revlon Holdings under the transfer agreements among Revlon, Inc., Products Corporation and MacAndrews & Forbes. (See Note 20, “Related Party Transactions - Transfer Agreements”).
The following table provides an aggregate reconciliation of the projected benefit obligations, plan assets, funded status and amounts recognized in the Company’s Consolidated Financial Statements related to the Company's significant pension and other post-retirement benefit plans.

	Pension Plans		Other Post-Retirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Change in Benefit Obligation:
Benefit obligation - beginning of year	$(761.7)	$(668.2)	$(12.9)	$(14.4)
Service cost	(0.7)	(0.8)	—	—
Interest cost	(28.6)	(30.1)	(0.5)	(0.5)
Actuarial gain (loss)	44.4	(108.0)	(0.4)	(0.2)
Lump sum settlement	53.4	—	—	—
Other pension settlements	0.8	—	—	—
Benefits paid	38.3	41.0	0.8	0.7
Foreign currency translation adjustments	4.7	4.4	—	—
Other	—	—	—	1.5
Benefit obligation - end of year	$(649.4)	$(761.7)	$(13.0)	$(12.9)
Change in Plan Assets:
Fair value of plan assets - beginning of year	$567.7	$557.6	$—	$—
Actual return on plan assets	(13.9)	37.6	—	—
Employer contributions	17.3	18.2	0.8	0.7
Lump sum settlement	(53.4)	—	—	—
Other pension settlements	(0.8)	—	—	—
Benefits paid	(38.3)	(41.0)	(0.8)	(0.7)
Foreign currency translation adjustments	(4.7)	(4.7)	—	—
Fair value of plan assets - end of year	$473.9	$567.7	$—	$—
Unfunded status of plans at December 31,	$(175.5)	$(194.0)	$(13.0)	$(12.9)

In respect of the Company's pension plans and other post-retirement benefit plans, amounts recognized in the Company’s Consolidated Balance Sheets at December 31, 2015 and 2014 consist of the following:

	Pension Plans		Other Post-Retirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Other long-term assets	$3.6	$0.8	$—	$—
Accrued expenses and other	$(6.0)	$(6.1)	$(0.8)	$(0.7)
Pension and other post-retirement benefit liabilities	(173.1)	(188.7)	(12.2)	(12.2)
Total liability	(175.5)	(194.0)	(13.0)	(12.9)

Accumulated other comprehensive loss, gross	258.0	277.6	2.8	2.5
Income tax (benefit) expense	(41.9)	(43.7)	(0.1)	0.1
Portion allocated to Revlon Holdings	(0.9)	(1.0)	(0.2)	(0.2)
Accumulated other comprehensive loss, net	$215.2	$232.9	$2.5	$2.4
With respect to the above accrued expenses and other, the Company has recorded receivables from affiliates of $3.0 million and $3.1 million at December 31, 2015 and 2014, respectively, relating to pension plan liabilities retained by such affiliates.
The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the Company's pension plans are as follows:

	December 31,
	2015	2014
Projected benefit obligation	$649.4	$761.7
Accumulated benefit obligation	649.0	761.0
Fair value of plan assets	473.9	567.7
Net Periodic Benefit Cost:
The components of net periodic benefit (income) costs for the Company’s pension and the other post-retirement benefit plans are as follows:

	Pension Plans			Other Post-Retirement Benefit Plans
	Year Ended December 31,
	2015	2014	2013	2015	2014	2013
Net periodic benefit (income) costs:
Service cost	$0.7	$0.8	$0.9	$—	$—	$—
Interest cost	28.6	30.1	27.6	0.5	0.5	0.6
Expected return on plan assets	(40.3)	(41.3)	(38.3)	—	—	—
Amortization of actuarial loss	8.4	4.5	8.6	0.1	0.1	0.4
Lump sum settlement charge	20.7	—	—	—	—	—
Other pension settlements charge	0.3	—	—	—	—	—
	18.4	(5.9)	(1.2)	0.6	0.6	1.0
Portion allocated to Revlon Holdings	(0.1)	(0.1)	(0.1)	(0.1)	—	(0.1)
	$18.3	$(6.0)	$(1.3)	$0.5	$0.6	$0.9

For 2015, the Company recognized net periodic benefit cost of $18.8 million, compared to net periodic benefit income of $(5.4) million in 2014, primarily due to the pension lump sum settlement charge recorded in the fourth quarter of 2015 and higher amortization of actuarial losses.
For 2014, the Company recognized net periodic benefit income of $(5.4) million, as compared to $(0.4) million in 2013, primarily due to an increase in the fair value of pension plan assets at December 31, 2014, as well as lower amortization of actuarial losses.
Net periodic benefit costs (income) are reflected in the Company's Consolidated Financial Statements as follows:

	Year Ended December 31,
	2015	2014
Net periodic benefit (income) costs:
Cost of sales	$6.1	$(4.2)
Selling, general and administrative expense	12.7	(0.7)
Inventories	—	(0.5)
	$18.8	$(5.4)
Amounts recognized in accumulated other comprehensive loss at December 31, 2015 in respect of the Company’s pension plans and other post-retirement plans, which have not yet been recognized as a component of net periodic benefit cost, are as follows:

	Pension Benefits	Post-Retirement Benefits	Total
Net actuarial loss	$258.0	$2.8	$260.8
Prior service cost	—	—	—
Accumulated Other Comprehensive Loss, Gross	258.0	2.8	260.8
Income tax (benefit) expense	(41.9)	(0.1)	(42.0)
Portion allocated to Revlon Holdings	(0.9)	(0.2)	(1.1)
Accumulated Other Comprehensive Loss, Net	$215.2	$2.5	$217.7
The total actuarial losses and prior service costs in respect of the Company’s pension plans and other post-retirement plans included in accumulated other comprehensive loss at December 31, 2015 and expected to be recognized in net periodic benefit cost during the fiscal year ended December 31, 2016, is $8.5 million and $0.2 million, respectively.
Pension Plan Assumptions:
The following weighted average assumptions were used to determine the Company’s projected benefit obligation of the Company’s U.S. and International pension plans at the end of the respective years:

	U.S. Plans		International Plans
	2015	2014	2015	2014
Discount rate	4.15%	3.89%	3.68%	3.74%
Rate of future compensation increases	3.50%	3.00%	2.22%	2.33%
The following weighted average assumptions were used to determine the Company’s net periodic benefit (income) cost of the Company’s U.S. and International pension plans during the respective years:

	U.S. Plans			International Plans
	2015	2014	2013	2015	2014	2013
Discount rate	3.89%	4.68%	3.78%	3.74%	4.48%	4.33%
Expected long-term return on plan assets	7.50%	7.75%	7.75%	6.00%	6.00%	6.00%
Rate of future compensation increases	3.00%	3.00%	3.00%	2.33%	3.40%	2.97%

As of December 31, 2015, the Company adopted the “full yield curve” method as an alternative approach to calculating the service and interest components of net periodic benefit cost for the Company's pension and other post-retirement benefits. Under the "full yield curve" method, the discount rate assumption was built through the application of specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows for each of the Company's pension and other post-retirement plans. Prior to December 31, 2015, the Company estimated the service and interest cost components utilizing a single weighted average discount rate derived from the yield curve used to measure the projected benefit obligation at the beginning of the period. This change does not affect the measurement of the Company's total projected benefit obligations, as the change in service and interest costs is exactly offset in the actuarial loss (gain) recognized for each year. The Company made this change to provide a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. The change to the "full yield curve" method was accounted for as a change in accounting estimate that is inseparable from a change in accounting principle, and accordingly, has been accounted for prospectively.

In selecting its expected long-term rate of return on its pension plan assets, the Company considers a number of factors, including, without limitation, recent and historical performance of pension plan assets, the pension plan portfolios' asset allocations over a variety of time periods compared with third-party studies, the performance of the capital markets in recent years and other factors, as well as advice from various third parties, such as the pension plans' advisors, investment managers and actuaries. While the Company considered both the recent performance and the historical performance of pension plan assets, the Company’s assumptions are based primarily on its estimates of long-term, prospective rates of return. Using the aforementioned methodologies, the Company selected a 7.50% and 6.00% weighted average long-term rate of return on plan assets assumption during 2015 for the U.S. and International pension plans, respectively. Differences between actual and expected asset returns are recognized in the net periodic benefit cost over the remaining service period of the active participating employees.
The rate of future compensation increases is an assumption used by the actuarial consultants for pension accounting and is determined based on the Company’s current expectation for such increases.
Investment Policy:
The Investment Committee for the Company's U.S. pension plans (the “Investment Committee”) has adopted (and revises from time to time) an investment policy for the Company's U.S. pension plans with the objective of realizing a long-term rate of return on pension plan assets that meets or exceeds, over time, the expected long-term rate of return on plan assets assumption, weighed against a reasonable risk level. In connection with this objective, the Investment Committee retains a professional investment advisor who recommends investment managers that invest plan assets in the following asset classes: common and preferred stock, mutual funds, fixed income securities, common and collective funds, hedge funds, group annuity contracts and cash and other investments. The Company’s international plans follow a similar methodology in conjunction with local actuarial consultants and asset managers.
The investment policy adopted by the Investment Committee provides for investments in a broad range of publicly-traded securities, among other things. The investments are in domestic and international stocks, ranging from small to large capitalization stocks, debt securities ranging from domestic and international treasury issues, corporate debt securities, mortgages and asset-backed issues. Other investments may include cash and cash equivalents and hedge funds. The investment policy also allows for investments in private equity funds that are not covered in investments described above, provided that the Investment Committee approves any such investments prior to their selection. Also, global balanced strategies are utilized to provide for investments in a broad range of publicly-traded stocks and bonds in both domestic and international markets, as described above. In addition, the global balanced strategies can include commodities, provided that the Investment Committee approves any such investments prior to their selection.
The Investment Committee’s investment policy does not allow the use of derivatives for speculative purposes, but such policy does allow its investment managers to use derivatives for the purpose of reducing risk exposures or to replicate exposures of a particular asset class.
The Company’s U.S. and international pension plans have target asset allocation ranges which are intended to be flexible guidelines for allocating the plans’ assets among various classes of assets. These target ranges are reviewed periodically and considered for readjustment when an asset class weighting is outside of its target range (recognizing that these are flexible target ranges that may vary from time to time) with the objective of meeting or exceeding the expected long-term rate of return on plan assets assumption, weighed against a reasonable risk level. The target ranges per asset class are as follows:

Target Ranges
	U.S. Plans	International Plans
Asset Class:
Common and preferred stock	0% - 10%	—
Mutual funds	20% - 30%	—
Fixed income securities	10% - 30%	—
Common and collective funds	25% - 55%	100%
Hedge funds	0% - 15%	—
Group annuity contract	0% - 5%	—
Cash and other investments	0% - 10%	—
Fair Value of Pension Plan Assets:
The following table presents information on the fair value of the Company's U.S. and international pension plan assets at December 31, 2015 and 2014:

	U.S. Plans		International Plans
	2015	2014	2015	2014
Fair value of plan assets	$407.2	$496.1	$66.7	$71.6
The Company determines the fair values of the Company’s U.S. and international pension plan assets as follows:
•
Common and preferred stock: The fair values of investments included in the common and preferred stock asset class generally reflect the closing price reported on the major market where the individual securities are traded. The Company classifies common and preferred stock investments within Level 1 of the fair value hierarchy.

•
Mutual funds: The fair values of investments included in the mutual funds asset class are determined using net asset value (“NAV”) provided by the applicable fund administrators. The NAV is based on the closing price reported on the major market where the individual securities within the mutual fund are traded. The Company classifies mutual fund investments within Level 1 of the fair value hierarchy.

•
Fixed income securities: The fair values of investments included in the fixed income securities asset class are based on a compilation of primarily observable market information and/or broker quotes. The Company classifies fixed income securities investments primarily within Level 2 of the fair value hierarchy.

•
Common and collective funds: The fair values of investments included in the common and collective funds asset class are determined using NAV provided by the applicable fund administrators. The NAV is based on the value of the underlying assets owned by the common and collective fund, minus its liabilities, and then divided by the number of shares outstanding. The Company classifies common and collective fund investments within Level 2 of the fair value hierarchy.

•
Hedge funds: The hedge fund asset class includes investments in hedge funds that, in turn, primarily invest in a grouping of equities, fixed income instruments, currencies, derivatives and/or commodities. The fair values of investments included in the hedge funds class are determined using NAV provided by the applicable fund administrators. The NAV is based on securities listed or quoted on a national securities exchange or market, or traded in the over-the-counter market, and is valued at the closing quotation posted by that exchange or trading system. Securities not listed or quoted on a national securities exchange or market are valued primarily through observable market information or broker quotes. The hedge fund investments generally can be sold on a quarterly or monthly basis and may employ leverage. The Company classifies hedge fund investments within Level 2 of the fair value hierarchy.

•
Group annuity contract: The group annuity contract asset class primarily invests in equities, corporate bonds and government bonds. The fair values of securities listed or quoted on a national securities exchange or market, or traded in the over-the-counter market, are valued at the closing quotation posted by that exchange or trading system. Securities not listed or quoted on a national securities exchange or market are valued primarily through observable market information or broker quotes. The Company classifies group annuity contract investments within Level 2 of the fair value hierarchy.

•	Cash and cash equivalents: Cash and cash equivalents are measured at cost, which approximates fair value. The Company classifies cash and cash equivalents within Level 1 of the fair value hierarchy.

The fair values of the Company's U.S. and International pension plan assets at December 31, 2015 by asset category were as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common and Preferred Stock:
U.S. small/mid cap equity	$14.6	$14.6	$—	$—
Mutual Funds(a):
Corporate bonds	14.9	14.9	—	—
Government bonds	12.9	12.9	—	—
U.S. large cap equity	0.7	0.7	—	—
International equities	3.0	3.0	—	—
Emerging markets international equity	5.1	5.1	—	—
Other	2.0	2.0	—	—
Fixed Income Securities:
Corporate bonds	41.7	—	41.7	—
Government bonds	6.9	—	6.9	—
Common and Collective Funds(a):
Corporate bonds	61.5	—	61.5	—
Government bonds	56.8	—	56.8	—
U.S. large cap equity	71.9	—	71.9	—
U.S. small/mid cap equity	15.5	—	15.5	—
International equities	77.8	—	77.8	—
Emerging markets international equity	14.5	—	14.5	—
Cash and cash equivalents	(0.8)	0.3	(1.1)	—
Other	5.5	—	5.5	—
Hedge Funds(a):
Corporate bonds	3.8	—	3.8	—
Government bonds	8.6	—	8.6	—
U.S. large cap equity	3.8	—	3.8	—
Cash and cash equivalents	4.6	—	4.6	—
Other	32.1	—	32.1	—
Group Annuity Contract	2.8	—	2.8	—
Cash and cash equivalents	13.7	13.7	—	—
Fair value of plan assets at December 31, 2015	$473.9	$67.2	$406.7	$—
(a)
The investments in mutual funds, common and collective funds and hedge funds are disclosed above within the respective underlying investments’ class (i.e., various equities, corporate bonds, government bonds and other investment classes), while the fair value hierarchy levels of the investments are based on the Company’s direct ownership unit of account.

The fair values of the Company's U.S. and International pension plan assets at December 31, 2014 by asset category were as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common and Preferred Stock:
U.S. small/mid cap equity	$20.5	$20.5	$—	$—
Mutual Funds(a):
Corporate bonds	17.5	17.5	—	—
Government bonds	13.6	13.6	—	—
U.S. large cap equity	68.5	68.5	—	—
International equities	7.3	7.3	—	—
Emerging markets international equity	6.1	6.1	—	—
Other	3.1	3.1	—	—
Fixed Income Securities:
Corporate bonds	55.0	—	55.0	—
Government bonds	10.9	—	10.9	—
Common and Collective Funds(a):
Corporate bonds	75.4	—	75.4	—
Government bonds	60.0	—	60.0	—
U.S. large cap equity	24.3	—	24.3	—
U.S. small/mid cap equity	21.0	—	21.0	—
International equities	89.9	—	89.9	—
Emerging markets international equity	17.6	—	17.6	—
Cash and cash equivalents	3.7	—	3.7	—
Other	3.1	—	3.1	—
Hedge Funds(a):
Corporate bonds	6.8	—	6.8	—
Government bonds	(8.8)	—	(8.8)	—
U.S. large cap equity	9.1	—	9.1	—
International equities	15.9	—	15.9	—
Emerging markets international equity	4.1	—	4.1	—
Cash and cash equivalents	26.8	—	26.8	—
Other	4.2	—	4.2	—
Group Annuity Contract	2.8	—	2.8	—
Cash and cash equivalents	9.3	9.3	—	—
Fair value of plan assets at December 31, 2014	$567.7	$145.9	$421.8	$—
(a)
The investments in mutual funds, common and collective funds and hedge funds are disclosed above within the respective underlying investments’ class (i.e., various equities, corporate bonds, government bonds and other investment classes), while the fair value hierarchy levels of the investments are based on the Company’s direct ownership unit of account.

There were no transfers into Level 3 assets in the Company's U.S. and International pension plan's fair value hierarchy during 2015. The following table sets forth a summary of changes in the fair values of the Company's U.S. and International pension plans’ Level 3 assets for 2014:

	Total	Fixed Income Securities	Hedge Funds
Balance, January 1, 2014	$1.9	$1.9	$—
Purchases, sales, and settlements, net	(0.5)	(0.5)	—
Transfers out of Level 3	(1.4)	(1.4)	—
Balance, December 31, 2014	$—	$—	$—
The amount transferred out of Level 3 in the fair value hierarchy during 2014 relates to certain U.S. pension plan investments in South American government bonds. During 2014, observable market information became available for these plan assets and as a result, the assets have been categorized as Level 2 within the hierarchy. The U.S. pension plan did not realize any material gains or losses related to these investments during 2014
Contributions:
The Company’s intent is to fund at least the minimum contributions required to meet applicable federal employee benefit laws and local laws, or to directly pay benefit payments where appropriate. During 2015, $17.3 million and $0.8 million were contributed to the Company’s pension plans and other post-retirement benefit plans, respectively. During 2016, the Company expects to contribute approximately $20 million in the aggregate to its pension and other post-retirement benefit plans.
Estimated Future Benefit Payments:
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid out of the Company’s pension and other post-retirement benefit plans:

	Total Pension Benefits	Total Other Benefits
2016	$41.7	$1.0
2017	41.6	1.0
2018	42.1	1.0
2019	42.4	1.0
2020	42.9	1.0
Years 2021 to 2025	212.4	4.9